Fair Value Measurements and Derivatives - Derivatives measured at fair value and discloses balance sheet location (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	$ 277	$ 12,125
Derivative liabilities, fair value	192,034	116,352
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	3,429	17,217
Derivative liabilities, fair value	192,034	117,879
Fuel swaps | Designated as Hedging Instrument | Prepaid expenses and other assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value		2,583
Derivative liabilities, fair value		1
Fuel swaps | Designated as Hedging Instrument | Other long-term assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	277	197
Derivative liabilities, fair value		29
Fuel swaps | Designated as Hedging Instrument | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	2,300	1,173
Derivative liabilities, fair value	18,257	19,547
Fuel swaps | Designated as Hedging Instrument | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	683	933
Derivative liabilities, fair value	17,763	51,184
Foreign Currency Forward Contracts | Designated as Hedging Instrument | Prepaid expenses and other assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value		5,285
Derivative liabilities, fair value		1,497
Foreign Currency Forward Contracts | Designated as Hedging Instrument | Other long-term assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value		3,514
Foreign Currency Forward Contracts | Designated as Hedging Instrument | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative assets, fair value		112
Derivative liabilities, fair value	33,475	5,145
Foreign Currency Forward Contracts | Designated as Hedging Instrument | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	169	2,874
Derivative liabilities, fair value	118,500	40,476
Interest rate contracts | Designated as Hedging Instrument | Prepaid expenses and other assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value		519
Interest rate contracts | Designated as Hedging Instrument | Other long-term assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value		$ 27
Interest rate contracts | Designated as Hedging Instrument | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value	2,178
Interest rate contracts | Designated as Hedging Instrument | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value	$ 1,861